Oct. 28, 2015

Janus Investment Fund

Janus Diversified Alternatives Fund

Supplement dated December 28, 2015

to Currently Effective Prospectuses

Effective December 28, 2015, Janus Diversified Alternatives Fund’s (the “Fund”) classification has changed from nondiversified to diversified under the Investment Company Act of 1940, as amended. As a result of this change, the Fund is limited in the percentage of its assets that may be invested in the securities of a single issuer. This change is not expected to impact the Fund’s investment strategies.

1.	The following change applies to the Fund Summary section of the Prospectuses.

The following paragraph is deleted in its entirety from the “Principal Investment Risks” section:

Nondiversification Risk.  Although the Fund seeks diverse sources of potential return or risk premia, the Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Please retain this Supplement with your records.